ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 50.1%

Debt Fund – 50.1%
AdvisorShares Sage Core Reserves ETF†
(Cost $89,657,000)	900,000	$89,766,000

MONEY MARKET FUNDS – 38.2%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 1.86%(a)	51,562,397	51,562,396
Dreyfus Treasury Securities Cash Management, 1.83%(a)	6,467,548	6,467,548
Fidelity Institutional Money Market Government Portfolio - Class III, 1.61%(a)	9,861,882	9,861,882
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.82%(a)	500,000	500,000
Total Money Market Funds
(Cost $68,391,826)		68,391,826
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $158,048,826)		158,157,826

Securities Sold, Not Yet Purchased – (96.7)%(b)

COMMON STOCKS – (96.7)%

Agriculture – (1.7)%
Archer-Daniels-Midland Co.	(75,000)	(3,080,250)

Apparel – (3.4)%
Capri Holdings Ltd.*	(105,000)	(3,481,800)
Wolverine World Wide, Inc.	(90,000)	(2,543,400)
Total Apparel		(6,025,200)

Auto Manufacturers – (1.6)%
Navistar International Corp.*	(100,000)	(2,811,000)

Auto Parts & Equipment – (1.8)%
Goodyear Tire & Rubber Co. (The)	(220,000)	(3,169,100)

Banks – (9.7)%
Banco Santander SA (Spain)(c)	(500,000)	(2,010,000)
CIT Group, Inc.	(100,000)	(4,531,000)
Comerica, Inc.	(37,500)	(2,474,625)
First Republic Bank	(25,000)	(2,417,500)
Regions Financial Corp.	(200,000)	(3,164,000)
SVB Financial Group*	(13,000)	(2,716,350)
Total Banks		(17,313,475)

Beverages – (1.3)%
National Beverage Corp.	(52,000)	(2,306,720)

Biotechnology – (2.9)%
Corteva, Inc.	(90,000)	(2,520,000)
Hutchison China MediTech Ltd. (Hong Kong)*(c)	(150,000)	(2,676,000)
Total Biotechnology		(5,196,000)

Chemicals – (6.7)%
Cabot Corp.	(57,500)	(2,605,900)
Chemours Co. (The)	(150,000)	(2,241,000)
International Flavors & Fragrances, Inc.	(22,500)	(2,760,525)
Mosaic Co. (The)	(100,000)	(2,050,000)
Westlake Chemical Corp.	(35,000)	(2,293,200)
Total Chemicals		(11,950,625)

Diversified Financial Services – (3.1)%
LendingClub Corp.*	(218,000)	(2,851,440)
SLM Corp.	(300,000)	(2,647,500)
Total Diversified Financial Services		(5,498,940)

Electrical Components & Equipment – (1.7)%
Energizer Holdings, Inc.	(72,000)	(3,137,760)

Engineering & Construction – (1.2)%
Primoris Services Corp.	(110,000)	(2,157,100)

Food – (1.5)%
McCormick & Co., Inc.	(17,500)	(2,735,250)

Hand/Machine Tools – (4.1)%
Kennametal, Inc.	(88,000)	(2,705,120)
Snap-on, Inc.	(30,000)	(4,696,200)
Total Hand/Machine Tools		(7,401,320)

Healthcare - Products – (2.5)%
Avanos Medical, Inc.*	(73,000)	(2,734,580)
Patterson Cos., Inc.	(100,000)	(1,782,000)
Total Healthcare - Products		(4,516,580)

Home Builders – (2.0)%
Thor Industries, Inc.	(62,500)	(3,540,000)

Household Products/Wares – (1.7)%
Spectrum Brands Holdings, Inc.	(57,500)	(3,031,400)

Internet – (5.8)%
ePlus, Inc.*	(37,500)	(2,853,375)
Netflix, Inc.*	(10,000)	(2,676,200)
Upwork, Inc.*	(202,021)	(2,687,889)
Weibo Corp. (China)*(c)	(50,000)	(2,237,500)
Total Internet		(10,454,964)

Iron / Steel – (2.6)%
United States Steel Corp.	(175,000)	(2,021,250)
Vale SA (Brazil)*(c)	(232,565)	(2,674,498)
Total Iron / Steel		(4,695,748)

Leisure Time – (4.1)%
Brunswick Corp.	(70,000)	(3,648,400)
Harley-Davidson, Inc.	(104,000)	(3,740,880)
Total Leisure Time		(7,389,280)

Lodging – (1.4)%
Wyndham Hotels & Resorts, Inc.	(50,000)	(2,587,000)

Machinery - Construction & Mining – (1.3)%
Terex Corp.	(90,000)	(2,337,300)

Machinery - Diversified – (1.3)%
Wabtec Corp.	(32,000)	(2,299,520)

Mining – (1.5)%
Alcoa Corp.*	(137,500)	(2,759,625)

Miscellaneous Manufacturing – (3.2)%
Axon Enterprise, Inc.*	(50,000)	(2,839,000)
Trinity Industries, Inc.	(145,000)	(2,853,600)
Total Miscellaneous Manufacturing		(5,692,600)

Office/Business Equipment – (1.5)%
Canon, Inc. (Japan)(c)	(100,000)	(2,670,000)

Oil & Gas – (6.3)%
California Resources Corp.*	(100,000)	(1,020,000)
Callon Petroleum Co.*	(250,000)	(1,085,000)
Cimarex Energy Co.	(50,000)	(2,397,000)
Concho Resources, Inc.	(37,500)	(2,546,250)
Devon Energy Corp.	(75,000)	(1,804,500)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas (continued)
WPX Energy, Inc.*	(225,000)	$(2,382,750)
Total Oil & Gas		(11,235,500)

Oil & Gas Services – (1.5)%
Baker Hughes, a GE Co.	(115,000)	(2,668,000)

Pharmaceuticals – (2.6)%
Aerie Pharmaceuticals, Inc.*	(100,000)	(1,922,000)
Prestige Consumer Healthcare, Inc.*	(77,000)	(2,671,130)
Total Pharmaceuticals		(4,593,130)

Pipelines – (1.6)%
Targa Resources Corp.	(70,000)	(2,811,900)

Real Estate – (3.1)%
Cushman & Wakefield PLC*	(190,000)	(3,520,700)
Five Point Holdings LLC, Class A*	(275,000)	(2,062,500)
Total Real Estate		(5,583,200)

Retail – (3.3)%
Rush Enterprises, Inc., Class A	(85,000)	(3,279,300)
Tiffany & Co.	(29,500)	(2,732,585)
Total Retail		(6,011,885)

Software – (6.6)%
Autodesk, Inc.*	(15,000)	(2,215,500)
Avaya Holdings Corp.*	(150,000)	(1,534,500)
PTC, Inc.*	(47,500)	(3,238,550)
Talend SA*(c)	(65,000)	(2,208,700)
Zuora, Inc., Class A*	(175,000)	(2,633,750)
Total Software		(11,831,000)

Telecommunications – (2.1)%
CommScope Holding Co., Inc.*	(225,000)	(2,646,000)
Intelsat SA*	(50,000)	(1,140,000)
Total Telecommunications		(3,786,000)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(174,981,626)]		(173,277,372)

Total Investments – (8.4)%
(Cost $(16,932,800))		(15,119,546)
Other Assets in Excess of Liabilities – 108.4%		194,321,442
Net Assets – 100.0%		$179,201,896

ETF - Exchange Traded Fund

PLC - Public Limited Company

*	Non-income producing security.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of September 30, 2019.
(b)	As of September 30, 2019 cash in the amount of $180,655,182 has been segregated as collateral from the broker for securities sold short.
(c)	American Depositary Receipt.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$89,766,000	$–	$–	$89,766,000
Money Market Funds	68,391,826	–	–	68,391,826
Total	$158,157,826	$–	$–	$158,157,826

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(173,277,372)	$–	$–	$(173,277,372)
Total	$(173,277,372)	$–	$–	$(173,277,372)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Agriculture	(1.7)%
Apparel	(3.4)
Auto Manufacturers	(1.6)
Auto Parts & Equipment	(1.8)
Banks	(9.7)
Beverages	(1.3)
Biotechnology	(2.9)
Chemicals	(6.7)
Debt Fund	50.1
Diversified Financial Services	(3.1)
Electrical Components & Equipment	(1.7)
Engineering & Construction	(1.2)
Food	(1.5)
Hand/Machine Tools	(4.1)
Healthcare - Products	(2.5)
Home Builders	(2.0)
Household Products/Wares	(1.7)
Internet	(5.8)
Iron / Steel	(2.6)
Leisure Time	(4.1)
Lodging	(1.4)
Machinery - Construction & Mining	(1.3)
Machinery - Diversified	(1.3)
Mining	(1.5)
Miscellaneous Manufacturing	(3.2)
Office/Business Equipment	(1.5)
Oil & Gas	(6.3)
Oil & Gas Services	(1.5)
Pharmaceuticals	(2.6)
Pipelines	(1.6)
Real Estate	(3.1)
Retail	(3.3)
Software	(6.6)
Telecommunications	(2.1)
Money Market Funds	38.2
Total Investments	(8.4)
Other Assets in Excess of Liabilities	108.4
Net Assets	100.0%

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2019 were as follows:

Affiliated Fund Name	Value at 6/30/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2019	Value at 9/30/2019	Dividend Income
AdvisorShares Sage Core Reserves ETF	$54,785,500	$34,968,500	$–	$–	$12,000	900,000	$89,766,000	$403,736